NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

	September 30, 2022			December 31, 2021
		Accrued			Accrued
	Principal	Interest	Total	Principal	Interest	Total
SBA EIDL	$149,169	$-	$149,169	$149,169	$-	$149,169
FVPO Funds	-	-	-	91,758	20,574	112,332
Grand Slam	412,637	-	412,637	434,560	-	434,560
FVPO Funds (a)	3,250,000	-	3,250,000	500,000	-	500,000
FVPO Funds (a)	15,000,000	-	15,000,000	-	-	-
SBA EIDL	113,400	-	113,400	113,400	-	113,400
SBA	100,000	-	100,000	-	-	-
Subtotal	19,025,206	-	19,025,206	1,288,887	20,574	1,309,461
Debt Discounts (a)	(5,335,738)	-	(5,335,738)	-	-	-
Total	$13,689,468	$-	$13,689,468	$1,288,887	$20,574	$1,309,461

(a) Debt discounts related to FVPO Funds.

On May 5, 2020, the Company received $20,800 in the form of a loan through the CARES Act Paycheck Protection Program. The balance on September 30, 2022 and December 31, 2021 was $0 and $20,800, respectively. The forgiveness was recorded in 2022 as gain on forgiveness.

On January 11, 2019, ITA entered into a Term Loan Commitment (the “Loan Note”) with Feenix, which provides for a loan of $300,000. The loan note has a three-year term and bears interest at a rate of 8.5% per annum. The loan note may be prepaid at any time prior to maturity with no prepayment penalties. As of December 31, 2021, the balance of the loan note payable was $91,758. This note was paid in full on January 3, 2022. The Loan Note had certain covenants regarding financial reporting and new loans which Feenix has provided waivers in regard to those requirements.

On October 31, 2011, ITA entered into a Promissory Loan (the “Loan Note”) with Grand Slam Partners (“Grand Slam”), which provides for a loan of $735,714. Beginning on December 31, 2012, and on or before December 31st thereafter until the loan note is paid in full, ITA shall pay an annual lump sum payment at the conclusion of each calendar year equal to the greater of 25% of net profits of the corresponding calendar year or $30,000 (“Scheduled Annual Payment”). The Loan Note may be prepaid at any time prior to maturity with no prepayment penalties. As of September 30, 2022, and December 30, 2021, the balances of the loan note payable were $412,637 and $434,560, respectively.

On May 27, 2020, and August 25, 2020, ITA and NVL received unsecured loans from the Small Business Administration (“SBA”) of $149,900 and $113,400, respectively. These 2020 SBA loans bear interest at 3.75% per annum and are payable over 30 years with all payments of principal and interest deferred for the first twelve months. Substantially all of the assets of the Company are pledged as security for this loan. The balances on September 30, 2022, and December 31, 2021, was $149,169 and $149,169, respectively, for both periods. These notes are secured by substantially all assets of ITA and NVL.

On December 20, 2021, Trident Water and Altitude International Holdings, Inc. entered into an unsecured Loan Agreement with FVP Servicing, LLC for $500,000. The loan matures on December 20, 2023, and bears interest of 12%. The balance as of December 31, 2021, was $500,000. The loan is secured by the assets of Trident Water and Altitude International Holdings, Inc. and guaranteed by all entities of the Company. On February 8, 2022, the Company entered into a First Amendment to Loan Agreement for an additional incremental advance of $100,000. On April 29, 2022, the Company executed a Second Amendment to Loan Agreement with Feenix. This amendment relates to the Feenix loan dated December 20, 2021. The amendment provided the Company $2,650,000. As of September 30, 2022, and December 31, 2021, the balances were $3,250,000 and $500,000, respectively. See Note 10.

In the acquisition of Soccer America (see Note 3), the Company assumed the SBA loan dated June 15, 2020, with a balance of $100,000. The promissory note requires monthly payments of $641. The promissory note matures on June 15, 2050, and bears interest of 2.75%. The promissory note is secured by the assets of Soccer America. As of September 30, 2022, the balance was $100,000.

On September 2, 2022, the Company, Altitude Hospitality and Trident Water (collectively, the “Borrowers”) entered into a Loan Agreement with FVP Servicing, LLC, in its capacity as administrative agent (“FVP”), among others (the “Loan Agreement”), and ancillary documents including an Exclusivity Agreement, Revenue Share Agreement, Security Agreement, and Payment Guaranty (each as defined in the Loan Agreement) under which the Borrowers borrowed $15,000,000 with an interest rate per annum of SOFR (with a 2% floor) + thirteen percent (13%) and a maturity date of September 2, 2025 (with an option to extend one additional year if certain conditions are met) (the “Loan”). As additional consideration for the Loan, FVP or its designees received 102,754,802 restricted shares of common stock of the Company (the “Loan Consideration Shares”). In addition, amounts due under earlier bridge loans by the lender to the Company in amounts totaling $3,250,000 have a maturity date of the earlier of (i) November 30, 2022 or (ii) the date the Company uplists to NASDAQ. As of September 30, 2022, the balance was $15,000,000.

NOTE 6 – NOTES PAYABLE

	December 31, 2021			December 31, 2020
		Accrued			Accrued
	Principal	Interest	Total	Principal	Interest	Total
SBA EIDL	$149,169	$-	$149,169	$-	$-	$-
FVPO Funds	91,758	20,574	112,332	-	-	-
Grand Slam	434,560	-	434,560	464,560	-	464,560
FVPO Funds	500,000	-	500,000	-	-	-
SBA EIDL	113,400	-	113,400	-	-	-
SBA PPP	-	-	-	30,595	-	30,595
SBA	-	-	-	263,300	-	263,300
Feenix Payment Systems	-	-	-	200,000	24,359	200,000
Feenix Payment Systems	-	-	-	169,208	17,992	169,208
Amigh, LLC	-	-	-	80,000	-	80,000
Total	$1,288,887	$20,574	$1,309,461	$1,207,663	$42,351	$1,250,014

On March 2, 2018, Frost, then a director, loaned the Company $40,000 in the form of a unsecured promissory note. The note bears interest of 20% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note, which was in default, and accrued interest.

On August 10, 2018, Frost, a director, loaned the Company $13,000 in the form of a unsecured promissory note. The note bears interest of 20% and has the term of six months, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note, which was in default, and accrued interest.

On November 5, 2018, Frost, a director, loaned the Company $500 in the form of a unsecured promissory note. The note bears interest of 8% and has the term of six months, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note, which was in default, and accrued interest.

On April 9, 2020, Kanuth, an officer and director, loaned the Company $1,500 in the form of a unsecured promissory note. The note bears interest of 8% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. On April 30, 2021, the principal and interest were paid in full.

On April 15, 2020, Kanuth, an officer and director, loaned the Company $4,200 in the form of a unsecured promissory note. The note bears interest of 8% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. On April 30, 2021, the principal and interest were paid in full.

On May 5, 2020, the Company received $20,800 in the form of a loan through the CARES Act Paycheck Protection Program. The balance at December 31, 2021 was $20,800.

On January 11, 2019, ITA entered into a Revolving Loan Commitment (the “Credit Agreement”) with Feenix Payment Systems (“Feenix”), which provided for total borrowings of up to $200,000. During 2020, ITA-USA Enterprise converted the credit agreement into a Term Loan Commitment (the “Loan Note”) in the amount of $200,000. The Loan Note bears interest at a rate of 12% per year. Loan payments are interest only with the principal balance due at the maturity date. As of December 31, 2021, and 2020, the balances of loan notes payable were $0 and $200,000, respectively. The loan note matured on January 15, 2021. On January 15, 2021, the Company converted the loan to a 24-month term loan. The balance on this note payable was paid on June 20, 2021.

On January 11, 2019, ITA entered into a Term Loan Commitment (the “Loan Note”) with Feenix, which provides for a loan of $300,000. The loan note has a three-year term and bears interest at a rate of 8.5% per annum. The loan note may be prepaid at any time prior to maturity with no prepayment penalties. As of December 31, 2021, and 2020, the balances of the loan note payable were $91,758 and $169,208, respectively. This note was paid in full on January 3, 2022. The Loan Note had certain covenants regarding financial reporting and new loans which Feenix has provided waivers in regard to those requirements.

On October 31, 2011, ITA entered into a Promissory Loan (the “Loan Note”) with Grand Slam Partners (“Grand Slam”), which provides for a loan of $735,714. Beginning on December 31, 2012, and on or before December 31st thereafter until the loan note is paid in full, ITA shall pay an annual lump sum payment at the conclusion of each calendar year equal to the greater of 25% of net profits of the corresponding calendar year or $30,000 (“Scheduled Annual Payment”). The Loan Note may be prepaid at any time prior to maturity with no prepayment penalties. As of December 30, 2021, and 2020, the balances of the loan note payable were $434,560 and $464,560, respectively.

On May 27, 2020, and August 25, 2020, ITA and NVL received unsecured loans from the Small Business Administration (“SBA”) of $149,900 and $113,400, respectively. These 2020 SBA loans bear interest at 3.75% per annum and are payable over 30 years with all payments of principal and interest deferred for the first twelve months. Substantially all of the assets of the Company are pledged as security for this loan. The balance at December 31, 2021 is $149,169 and $113,400, respectively. These notes are secured by substantially all assets of ITA and NVL.

On March 29, 2018, CMA entered into an unsecured Loan Commitment (“Loan Note”) with Amigh, LLC, which provided for a loan of $80,000. The loan has a three-year term and bears no interest. The balance was satisfied in January 2021 with the issuance of shares of ALTD which were issued to BHI in the July 23, 2021 transaction.

On December 20, 2021, Trident Water and Altitude International Holdings, Inc. entered into an unsecured Loan Agreement with FVP Servicing, LLC for $500,000. The loan matures on December 20, 2023, and bears interest of 12%. The balance as of December 31, 2021 was $500,000. The loan is secured by the assets of Trident Water and Altitude International Holdings, Inc. and guaranteed by all entities of the Company. On February 8, 2022, the Company entered into a First Amendment to Loan Agreement (see Note 12).